UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Clearbridge SMASh Series EM Fund
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Clearbridge SMASh Series EM Fund (previously known as Martin Currie SMASh Series EM Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Clearbridge SMASh Series EM Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,451,770,492
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Clearbridge SMASh Series EM Fund	PAGE 1	7280-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
SMASh Series EM Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2026
 ClearBridge SMASh Series EM Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 1.5%
Wireless Telecommunication Services — 1.5%
Etihad Etisalat Co.	1,147,961	$21,602,460 (a)

Consumer Discretionary — 8.0%
Automobiles — 2.7%
Mahindra & Mahindra Ltd.	1,072,507	40,047,126 (a)
Broadline Retail — 1.6%
MercadoLibre Inc.	10,588	22,740,800 *
Textiles, Apparel & Luxury Goods — 3.7%
Titan Co. Ltd.	1,238,502	53,590,314 (a)

Total Consumer Discretionary		116,378,240
Consumer Staples — 2.7%
Beverages — 1.3%
Eastroc Beverage Group Co. Ltd., Class A Shares	423,197	15,234,726
Eastroc Beverage Group Co. Ltd., Class H Shares	110,699	3,514,209 *
Total Beverages		18,748,935
Consumer Staples Distribution & Retail — 1.4%
Raia Drogasil SA	4,435,720	20,599,306

Total Consumer Staples		39,348,241
Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Reliance Industries Ltd.	3,476,934	52,831,788 (a)

Financials — 9.0%
Banks — 9.0%
Al Rajhi Bank	1,471,063	42,008,133 (a)
Kotak Mahindra Bank Ltd.	7,000,460	31,068,252 (a)
Shinhan Financial Group Co. Ltd.	976,619	57,077,263 (a)

Total Financials		130,153,648
Health Care — 5.4%
Health Care Equipment & Supplies — 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	226,695	6,170,290 (a)
Health Care Providers & Services — 5.0%
Apollo Hospitals Enterprise Ltd.	580,930	43,993,384 (a)
Dr Sulaiman Al Habib Medical Services Group Co.	397,330	27,712,568
Total Health Care Providers & Services		71,705,952

Total Health Care		77,876,242
Industrials — 15.0%
Electrical Equipment — 10.0%
Contemporary Amperex Technology Co. Ltd., Class A Shares	974,782	49,184,688 (a)
See Notes to Financial Statements.
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge SMASh Series EM Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electrical Equipment — continued
	Harbin Electric Co. Ltd., Class H Shares	4,291,829	$10,901,957 (a)
	HD Hyundai Electric Co. Ltd.	53,998	33,081,592 (a)
	Sieyuan Electric Co. Ltd., Class A Shares	1,977,633	52,611,913 (a)
Total Electrical Equipment			145,780,150
Ground Transportation — 2.9%
	Localiza Rent a Car SA	4,497,016	41,391,944
Machinery — 2.1%
	Shenzhen Inovance Technology Co. Ltd., Class A Shares	2,786,641	29,965,942 (a)

Total Industrials			217,138,036
Information Technology — 48.8%
Electronic Equipment, Instruments & Components — 4.4%
	Delta Electronics Inc.	1,668,041	63,656,361 (a)
IT Services — 1.5%
	Tata Consultancy Services Ltd.	643,405	21,880,979 (a)
Semiconductors & Semiconductor Equipment — 24.6%
	MediaTek Inc.	735,670	40,808,009 (a)
	SK hynix Inc.	313,847	195,958,997 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,186,897	120,926,519 (a)
Total Semiconductors & Semiconductor Equipment			357,693,525
Technology Hardware, Storage & Peripherals — 18.3%
	Quanta Computer Inc.	3,028,410	26,659,616 (a)
	Samsung Electronics Co. Ltd.	919,305	101,560,017 (a)
	Samsung Electronics Co. Ltd., Registered Shares, GDR	49,947	137,500,144 (a)
Total Technology Hardware, Storage & Peripherals			265,719,777

Total Information Technology			708,950,642
Materials — 5.4%
Construction Materials — 2.2%
	UltraTech Cement Ltd.	235,151	32,500,767 (a)
Metals & Mining — 3.2%
	Antofagasta PLC	937,922	46,475,455 (a)

Total Materials			78,976,222
Total Common Stocks (Cost — $809,312,340)			1,443,255,519
	Rate
Preferred Stocks — 0.1%
Industrials — 0.1%
Ground Transportation — 0.1%
Localiza Rent a Car SA (Cost — $1,366,161)	—	172,966	1,538,464 *
Total Investments before Short-Term Investments (Cost — $810,678,501)			1,444,793,983
See Notes to Financial Statements.

ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

 ClearBridge SMASh Series EM Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 1.3%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $18,709,723)	3.684%	18,709,723	$18,709,723 (b)(c)
Total Investments — 100.8% (Cost — $829,388,224)			1,463,503,706
Liabilities in Excess of Other Assets — (0.8)%			(11,733,214)
Total Net Assets — 100.0%			$1,451,770,492

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated
Companies was $18,709,723 and the cost was $18,709,723 (Note 6).

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts

Summary of Investments by Country#
South Korea	35.9%
India	18.9
Taiwan	17.2
China	11.4
Saudi Arabia	6.2
Brazil	5.9
Chile	3.2
Short-Term Investments	1.3
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2026, and are subject to change.
See Notes to Financial Statements.
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $810,678,501)	$1,444,793,983
Investments in affiliated securities, at value (Cost — $18,709,723)	18,709,723
Foreign currency, at value (Cost — $550,575)	547,152
Cash	100,000
Dividends receivable from unaffiliated investments	1,064,037
Receivable for Fund shares sold	814,468
Receivable from investment manager	68,126
Dividends receivable from affiliated investments	66,463
Prepaid expenses	24,358
Total Assets	1,466,188,310
Liabilities:
Accrued foreign capital gains tax	8,718,100
Payable for securities purchased	3,550,716
Payable for Fund shares repurchased	1,470,834
Trustees’ fees payable	7,079
Accrued expenses	671,089
Total Liabilities	14,417,818
Total Net Assets	$1,451,770,492
Net Assets:
Par value (Note 5)	$980
Paid-in capital in excess of par value	1,095,588,250
Total distributable earnings (loss)	356,181,262
Total Net Assets	$1,451,770,492
Shares Outstanding	97,955,468
Net Asset Value	$14.82
See Notes to Financial Statements.

ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2026

Investment Income:
Dividends from unaffiliated investments	$8,928,846
Dividends from affiliated investments	219,176
Interest	175
Other income	9,168
Less: Foreign taxes withheld	(1,146,290)
Total Investment Income	8,011,075
Expenses:
Custody fees	281,201
Fund accounting fees	45,988
Legal fees	33,992
Trustees’ fees	30,028
Registration fees	23,495
Audit and tax fees	16,110
Shareholder reports	9,209
Interest expense	5,762
Commitment fees (Note 7)	4,993
Transfer agent fees (Note 2)	305
Miscellaneous expenses	18,722
Total Expenses	469,805
Less: Fee waivers and/or expense reimbursements (Note 2)	(469,805)
Net Expenses	—
Net Investment Income	8,011,075
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	80,709,867 †
Foreign currency transactions	(649,872)
Net Realized Gain	80,059,995
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	428,094,589 ‡
Foreign currencies	35,578
Change in Net Unrealized Appreciation (Depreciation)	428,130,167
Net Gain on Investments and Foreign Currency Transactions	508,190,162
Increase in Net Assets From Operations	$516,201,237

†	Net of foreign capital gains tax of $284,087.
‡	Net of change in accrued foreign capital gains tax of $(1,420,945).
See Notes to Financial Statements.
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2026 (unaudited) and the Year Ended July 31, 2025	2026	2025
Operations:
Net investment income	$8,011,075	$17,871,408
Net realized gain (loss)	80,059,995	(84,736,838)
Change in net unrealized appreciation (depreciation)	428,130,167	68,961,471
Increase in Net Assets From Operations	516,201,237	2,096,041
Distributions to Shareholders From (Note 1):
Total distributable earnings	(13,448,905)	(12,000,062)
Decrease in Net Assets From Distributions to Shareholders	(13,448,905)	(12,000,062)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	114,428,277	459,408,411
Cost of shares repurchased	(391,412,988)	(585,829,337)
Decrease in Net Assets From Fund Share Transactions	(276,984,711)	(126,420,926)
Increase (Decrease) in Net Assets	225,767,621	(136,324,947)
Net Assets:
Beginning of period	1,226,002,871	1,362,327,818
End of period	$1,451,770,492	$1,226,002,871
See Notes to Financial Statements.

ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$10.17	$10.27	$10.35	$9.47	$13.23	$9.03
Income (loss) from operations:
Net investment income	0.07	0.15	0.14	0.14	0.16	0.18
Net realized and unrealized gain (loss)	4.71	(0.14)	(0.10)	0.84	(3.54)	4.08
Total income (loss) from operations	4.78	0.01	0.04	0.98	(3.38)	4.26
Less distributions from:
Net investment income	(0.13)	(0.11)	(0.12)	(0.05)	(0.11)	(0.06)
Net realized gains	—	—	—	(0.05)	(0.27)	—
Total distributions	(0.13)	(0.11)	(0.12)	(0.10)	(0.38)	(0.06)
Net asset value, end of period	$14.82	$10.17	$10.27	$10.35	$9.47	$13.23
Total return[3]	47.52%	0.17%	0.47%	10.51%	(26.21)%	47.25%
Net assets, end of period (millions)	$1,452	$1,226	$1,362	$1,268	$1,100	$1,007
Ratios to average net assets:
Gross expenses[4]	0.07%[5]	0.12%	0.06%[6]	0.10%[7]	0.09%	0.09%
Net expenses[8,9]	0.00 [5,10]	0.00 [10]	0.00 [6,10]	0.00 [7]	0.00	0.00
Net investment income	1.20 [5]	1.60	1.45 [6]	1.45 [7]	1.43	1.48
Portfolio turnover rate	5%	49%	26%	12%	27%	33%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the
Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.
[5]	Annualized.
[6]
Ratio includes the impact of fees paid indirectly. In the absence of these fees, the gross and net expense ratios and the net investment income ratio would have been 0.03%, 0.00% and 1.45%, respectively.

[7]
Ratio includes the impact of fees paid indirectly. In the absence of these fees, the gross and net expense ratios and the net investment income ratio would have been 0.06%, 0.00% and 1.45%, respectively.

[8]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2027 without the
Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
See Notes to Financial Statements.
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge SMASh Series EM Fund (formerly Martin Currie SMASh Series EM Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market

ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$22,740,800	$93,637,440	—	$116,378,240
Consumer Staples	39,348,241	—	—	39,348,241
Health Care	27,712,568	50,163,674	—	77,876,242
Industrials	41,391,944	175,746,092	—	217,138,036
Other Common Stocks	—	992,514,760	—	992,514,760
Preferred Stocks	1,538,464	—	—	1,538,464
Total Long-Term Investments	132,732,017	1,312,061,966	—	1,444,793,983
Short-Term Investments†	18,709,723	—	—	18,709,723
Total Investments	$151,441,740	$1,312,061,966	—	$1,463,503,706

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of January 31, 2026, there were $8,718,100 of capital gains tax liabilities accrued on unrealized gains.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager and ClearBridge Investment Management Limited (formerly known as Martin Currie Inc. prior to September 30, 2025) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge Investment Management Limited and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
On September 30, 2025 (the “Effective Date”), in connection with the cessation of operations of Martin Currie Inc. (“MCI”), the Fund’s subadviser, MCI transferred its rights and obligations under an existing subadvisory agreement between MCI and FTFA, to its affiliate, Martin Currie Investment Management Limited (“MCIM”), and MCIM became a subadviser to the Fund. MCIM is an indirect, wholly-owned subsidiary of Franklin Resources. As of the Effective Date, MCIM was renamed ClearBridge Investment Management Limited (“CIML”).
The transfer did not result in any change in the nature or amount of services provided under the subadvisory agreement. In addition, the transfer did not result in any change to the manner in which the Fund’s portfolio is managed. The Fund’s current portfolio managers will continue to manage the Fund.
FTFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadviser will be compensated directly or indirectly by separately managed account

ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended January 31, 2026, fees waived and/or expenses reimbursed amounted to $469,805. The affiliated money market fund waiver of $9,168 is reflected as other income in the Statement of Operations.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $293 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended January 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$71,552,956
Sales	354,593,983
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At January 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$872,104,326	$647,910,848	$(56,511,468)	$591,399,380
4. Derivative instruments and hedging activities
During the six months ended January 31, 2026, the Fund did not invest in derivative instruments.
5. Shares of beneficial interest
At January 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Shares sold	9,353,848	49,727,877
Shares repurchased	(32,000,397)	(61,841,643)
Net decrease	(22,646,549)	(12,113,766)
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended January 31, 2026. The following transactions were effected in such company for the six months ended January 31, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	$12,698,669	$256,687,011	256,687,011	$250,675,957	250,675,957

ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$219,176	—	$18,709,723
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2026.
8. Deferred capital losses
As of July 31, 2025, the Fund had deferred capital losses of $309,319,374, which have no expiration date, that will be available to offset future taxable capital gains.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge SMASh Series EM Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge SMASh Series EM Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Martin Currie SMASh Series EM Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Martin Currie Inc. (“Martin Currie”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Martin Currie, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager.1 The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
1
On August 7, 2025, the Board approved a name change for the Fund to the “ClearBridge SMASh Series EM Fund“ and the transfer of the sub-advisory agreement with Martin Currie to ClearBridge Investment Management Limited (“ClearBridge”). Like Martin Currie, ClearBridge is an indirect, wholly owned subsidiary of Franklin Resources, Inc.  Both the name change and the transfer of the sub-advisory agreement were effective on September 30, 2025.
ClearBridge SMASh Series EM Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management

ClearBridge SMASh Series EM Fund

programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is not intended as a complete investment program and is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
ClearBridge SMASh Series EM Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as emerging markets funds by Lipper, showed, among other data, that the performance of the Fund’s shares for the 1-, 3- and 5-year periods ended December 31, 2024 and the period since the Fund’s inception (January 10, 2018) through December 31, 2024 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. The Board considered that this arrangement is expected to continue until and expire on December 31, 2026. The Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or sub-adviser to the participant’s account.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

ClearBridge SMASh Series EM Fund

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board considered that the Fund pays no management fee to the Manager and that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.
ClearBridge SMASh Series EM Fund

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ClearBridge
SMASh Series EM Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investment Management Limited†
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
† Formerly known as Martin Currie Inc.
ClearBridge SMASh Series EM Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
ClearBridge SMASh Series EM Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge SMASh Series EM Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

91755-SFSOI 3/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2026